As filed with the Securities and Exchange Commission on April 9, 2004

                                                     1933 Act File No. 333-93813
                                                     1940 Act File No. 811-09761

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
            Pre-Effective Amendment No.    ____                         [ ]
            Post-Effective Amendment No.    12                          [X]
                                           ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
            Amendment No.                   14
                                           ----
                        (Check appropriate box or boxes.)

                             POTOMAC INSURANCE TRUST
               (Exact name of Registrant as Specified in Charter)

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

             Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                           500 Fifth Avenue, Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)
     [X]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           THE POTOMAC INSURANCE TRUST


                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

          Cover Sheet

          Contents of Registration Statement

          Prospectus for Evolution VP Managed Bond Fund and Evolution VP Managed Equity Fund

          Statement of Additional Information for Evolution VP Managed Bond Fund and Evolution VP Managed Equity Fund

          Part C of Form N-1A

          Signature Page

          Exhibits

                                   PROSPECTUS



                         EVOLUTION VP MANAGED BOND FUND

                        EVOLUTION VP MANAGED EQUITY FUND


                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511

                                     CLASS A


    LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED
            OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION
                 NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  April 9, 2004

                                TABLE OF CONTENTS

                                                                            Page

OVERVIEW.......................................................................1
   ABOUT THE FUNDS.............................................................2
   Evolution VP Managed Bond Fund..............................................2
   Evolution VP Managed Equity Fund............................................4
   Principal Risk Factors......................................................6
   Historical Performance......................................................7
   Fees and Expenses of the Funds..............................................8
ABOUT YOUR INVESTMENT.........................................................10
   Investing in the Funds.....................................................10
   Service Fees...............................................................10
   Share Prices...............................................................10
   Excessive Trading..........................................................10
ADDITIONAL INFORMATION........................................................11
   Management of the Funds....................................................11
   Distributions and Taxes....................................................11
MORE INFORMATION ON THE POTOMAC INSURANCE TRUST...............................13


In deciding whether to invest in the Funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Insurance Trust (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                                    OVERVIEW

      This Prospectus describes the EVOLUTION VP MANAGED BOND FUND and the EVOLUTION VP MANAGED EQUITY FUND (the "Funds") of the Potomac Insurance Trust. The Funds currently offer for sale Class A shares. Shares of the Funds may be purchased through variable annuity contracts and variable life insurance policies ("Contracts"). The Funds also may be purchased through certain qualified pension and retirement plans.

      Rafferty  Asset  Management,   LLC  ("Rafferty")   serves  as  the  Funds'
investment adviser. Flexible Plan Investments, Ltd. ("FPI" or "subadviser") serves as the Funds' subadviser.

      The Funds seek the highest appreciation on an annual basis consistent with a high tolerance for risk. Each Fund is aggressively managed by the subadviser. The subadviser seeks investment opportunities for each Fund that maximize a Fund's investment returns. The Managed Bond Fund will invest primarily in fixed-income securities indirectly through exchange-traded funds (ETFs), other investment companies and derivative securities. The Managed Equity Fund will invest primarily in equity securities, both directly and indirectly, though other investment vehicles, including American Depository Receipts (ADRs), ETFs and other investment companies. The subadviser creates a universe of securities "baskets" and, based on the weekly performance of each basket, decides in which baskets the Funds may invest. The subadviser monitors the performance of each individual basket and, by ranking each basket's weekly total return performance, selects the baskets that will comprise each Fund's portfolio. Rafferty positions the Fund's assets in accordance with FPI's recommendations.

      A Fund's investment strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

      There is no assurance that the Funds will achieve their objectives.

                                  PROSPECTUS 1

                                 ABOUT THE FUNDS

EVOLUTION VP MANAGED BOND FUND
------------------------------

FUND OBJECTIVE
--------------

      The Evolution VP Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

PORTFOLIO INVESTMENT STRATEGY
-----------------------------

      The Evolution VP Managed Bond Fund is aggressively managed by the subadviser. The Fund will invest at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other investment companies (fixed-income securities). To a limited extent, the Fund may invest directly in fixed-income securities. The underlying fixed-income securities in which the Fund seeks to gain exposure include:

      o  U.S. treasury bonds and notes
      o  U.S.  government-sponsored  enterprises, such as Fannie Mae and Freddie
         Mac
      o  U.S. dollar-denominated corporate obligations
      o  Mortgage and asset-backed securities
      o  Corporate bonds and notes and asset-backed securities
      o  Zero coupon bonds
      o  Commercial paper and other money market instruments
      o Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries
      o  High-yield (junk) bonds

The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

      The subadviser analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Fund's portfolio. The subadviser may position the Fund's portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds. The Fund is not limited in its exposure to non-investment grade fixed-income securities. In addition, the Fund invests in fixed-income securities without any restriction on maturity. The subadviser also may invest up to 25% of the Fund's assets in short positions in fixed-income securities.

      In conducting its analysis, the subadviser creates from the universe of fixed-income securities various "baskets" of securities that are defined by differences in creditworthiness and duration to maturity. The subadviser evaluates and ranks the short-term performance of each basket and usually invests the Fund's assets in the top-performing baskets as well as baskets deemed "turnaround" candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

      The subadviser typically assigns each basket in which it invests a minimum holding period, though a basket's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.

                                  PROSPECTUS 2

By establishing holding periods, the subadviser seeks to maintain longer-term core holdings of the Fund.

      The subadviser generally evaluates all baskets based on rankings weekly. However, in order to minimize the impact and costs associated with trading, the subadviser may rank the various baskets on a daily basis.

      The subadviser's investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

      The subadviser also will create and rank a basket representing cash and/or cash equivalents (cash basket). As part of its investment strategy, the subadviser may invest the Fund's assets in such a basket. The subadviser anticipates that the higher the cash basket is ranked as compared to the fixed-income securities baskets, the more assets the Fund will invest in the cash basket. As a result, up to 100% of the Fund's assets may be invested in cash or cash equivalents at any given time. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high-quality, U.S. dollar-denominated, short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

      The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change to the Fund's investment objective.

RISK FACTORS
------------

      In addition to the principal risks discussed in the "Principal Risk Factors" section below, the Managed Bond Fund also is subject to the following risks:

CREDIT RISK AND LOWER-QUALITY DEBT SECURITIES:

      The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations. The Fund may invest a portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.


INTEREST RATE CHANGES:

      Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

                                  PROSPECTUS 3

PREPAYMENT RISK AND RISK OF MORTGAGE-BACKED SECURITIES:

      Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

RISKS OF ASSET-BACKED SECURITIES:

      Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

EVOLUTION VP MANAGED EQUITY FUND
--------------------------------

FUND OBJECTIVE
--------------

      The Evolution VP Managed Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

PORTFOLIO INVESTMENT STRATEGY

      The Evolution VP Managed Equity Fund is aggressively managed by the subadviser. The Fund will invest at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. Equity securities include common stocks, ETFs and other investment companies. The Fund also may invest in futures, options and swaps. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Fund also may seek exposure to international issuers. The subadviser also may invest up to 25% of the Fund's assets in short positions in equity securities.

      The subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Fund's portfolio. In conducting its analysis, the subadviser creates baskets of equity securities each of which is defined by a common set of criteria. For instance, the securities in a domestic equity securities basket typically will represent one of six "style boxes" - Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value and Small Cap Growth. The style boxes may be further delineated to represent fundamental and technical stock selection methodologies. For example, there may be a basket of stocks with low price-to-earnings ratios for each of the six style boxes, and another set of six boxes containing high-yield stocks, and so on. The universe of equity securities will be drawn from the three main Standard & Poor's indexes - S&P 500 Index, S&P 400 Index and S&P 600 Index, together with international equity securities baskets, typically consisting of ETFs, ADRs and other investment companies, grouped by region.

                                  PROSPECTUS 4

      The subadviser evaluates and ranks the short-term total return performance of each basket and usually invests the Fund's assets in the top-performing baskets as well as baskets deemed "turnaround" candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

      The subadviser typically assigns each basket in which it invests a minimum holding period, though a basket's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the subadviser seeks to maintain longer-term core holdings of the Fund.

      The subadviser generally evaluates all baskets based on rankings weekly. However, in order to minimize the impact and costs associated with trading, the subadviser may rank the various baskets on a daily basis.

      The subadviser's investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

      The subadviser also will create and rank a basket representing cash and/or cash equivalents (cash basket). As part of its investment strategy, the subadviser may invest the Fund's assets in such a basket. The subadviser anticipates that the higher the cash basket is ranked as compared to the equity securities baskets, the more assets the Fund will invest in the cash basket. As a result, up to 100% of the Fund's assets may be invested in cash or cash equivalents at any given time. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high-quality, U.S. dollar-denominated, short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

      The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change to the Fund's investment objective.

RISK FACTORS
------------

      In addition to the principal risks discussed in the "Principal Risk Factors" section below, the Managed Equity Fund also is subject to the following risks:

RISKS OF INVESTING IN EQUITY SECURITIES:

      The Fund may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Fund invests will cause the net asset value of the Fund to fluctuate.

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES:

      Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

                                  PROSPECTUS 5

RISKS OF INVESTING IN FOREIGN SECURITIES:

      Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

PRINCIPAL RISK FACTORS

      An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. Neither FPI nor Rafferty can guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF THE SUBADVISER'S INVESTMENT STRATEGY:

      While the subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund. The subadviser will aggressively change a Fund's portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds. There is no assurance that the subadviser's investment strategy will enable a Fund to achieve its investment objectives of capital appreciation.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:

      The Funds use investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund.

HIGH PORTFOLIO TURNOVER:

      A Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

RISKS OF INVESTING IN ETFS:

      An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs as the subadviser trades in and out of a Fund, which could result in greater expenses to a Fund. They also are subject to investment advisory and other expenses, which would be directly borne by a Fund. Finally, because the value of ETF shares depends on the demand in the market, the

                                  PROSPECTUS 6
subadviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting a Fund's performance.

RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES:

      A Fund may invest in other investment companies, which may, in turn, invest in equities, bonds, and other financial vehicles. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance.

SWAP AGREEMENT RISKS:

      The risks associated with swap agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through off-setting transactions.

RISKS OF SHORTING SECURITIES:

      A Fund will establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the price of particular securities rise - a result that is the opposite from traditional bond mutual funds.

RISKS OF INVESTING IN DERIVATIVES:

      A Fund may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument.

RISKS OF NON-DIVERSIFICATION:

      Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

HISTORICAL PERFORMANCE
----------------------

      This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Funds have not commenced operations prior to the date of this Prospectus.

                                  PROSPECTUS 7

FEES AND EXPENSES OF THE FUNDS
------------------------------

      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Because the Funds' shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending December 31, 2004.

SHAREHOLDER FEES (fees paid directly from your investment)*


--------------------------------------------------------------------------------

                                                                    CLASS A
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
(as a % of offering price)......................................      N/A

Maximum Deferred Sales Charge (as a % of original purchase price
or sales proceeds, whichever is less)...........................      N/A
--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)


--------------------------------------------------------------------------------
                             EVOLUTION VP MANAGED         EVOLUTION VP MANAGED
                                   BOND FUND                   EQUITY FUND
--------------------------------------------------------------------------------

Management Fees                      1.00%                        1.00%
Service (12b-1) Fees                 0.25%                        0.25%
Other Expenses**                     0.71%                        0.71%
--------------------------------------------------------------------------------
                                     1.96%                       1.96 %
                                     -----                       ------
Total Annual Fund Operating
Expenses**
--------------------------------------------------------------------------------
* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

** Rafferty Asset Management, LLC has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for Other Expenses through December 31, 2004 to the extent that each Fund's Total Annual Fund Operating Expenses exceed 2.00% for its Class A Shares. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time. If a Fund's overall expenses fall below this percentage limitation, then a Fund may reimburse Rafferty within the following three years.

EXPENSE EXAMPLE
---------------

      The table below is intended to help you compare the cost of investing in a class of shares of the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or

                                  PROSPECTUS 8
lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
FUND:                                         1 YEAR              3 YEARS
--------------------------------------------------------------------------------

Evolution VP Managed Bond Fund:                $199                $615
--------------------------------------------------------------------------------

Evolution VP Managed Equity Fund:              $199                $615
--------------------------------------------------------------------------------

                                  PROSPECTUS 9

                              ABOUT YOUR INVESTMENT

INVESTING IN THE FUNDS
----------------------

      The Funds offer their shares to insurance company separate accounts that serve as investment vehicles for variable annuity contracts and variable life insurance policies. The Funds also offers their shares to certain qualified pension and retirement plans. The separate accounts and plan sponsors are the shareholders of the Funds and not the individual contract owners or plan beneficiaries. However, the separate accounts and plan sponsors may pass through voting rights to the contract owners or plan beneficiaries.

      Contract owners and plan beneficiaries that desire to purchase, sell or exchange shares in the Funds should consult with the insurance company that issued their Contracts, the accompanying variable Contract prospectus or their plan sponsor. An insurance company or plan sponsor may not make available all Funds and there may be other restrictions and costs for purchases, sales or exchanges.

SERVICE FEES
------------

      The Funds have adopted a Class A distribution plan under Rule 12b-1. The Class A plan allows each Fund to charge up to 0.25% of that Fund's average daily net assets to pay insurance company or plan sponsor for its services in servicing shareholder accounts. Because these fees are paid out of each Fund's assets on an ongoing basis, the cost of an investment in a Fund will increase over time.

SHARE PRICES
------------

      A Fund's share price is known as its net asset value per share (NAV). The share prices are calculated as of fifteen minutes after the close of regular trading, usually 4:15 pm Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

      o equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price,
      o  options on futures are valued at their closing price,
      o short-term debt securities with a maturity of 60 days or less and money market securities held by a Fund are valued using the "amortized" cost method, and
      o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees.

      Each Fund reserves the right to reject any purchase orders or suspend the offering of Fund shares.

EXCESSIVE TRADING
-----------------

The Funds reserve the right to refuse any purchase request that the Funds deem not to be in the best interests of the Funds or any of their shareholders, or that could adversely affect the Funds or their operations. In particular the Funds are not suitable for purchase for by active investors and the Funds reserve the right to refuse purchase requests from any individuals or groups who, in the Funds' view, are likely to engage in market timing or excessive

                                 PROSPECTUS 10
trading. Further, the Funds may refuse purchase requests from individuals or groups who do not have a contractual relationship with the Funds' subadviser.

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS
-----------------------

      Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York 10110. Under an investment advisory agreement between the Funds and Rafferty, the Funds pay Rafferty fees at an annualized rate of 1.00% of that Fund's average daily net assets.

      Rafferty has retained FPI to serve as subadviser to the Funds. Rafferty (not the Funds) will pay FPI's subadvisory fees. FPI is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302. Together, an investment team from Rafferty and FPI jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, FPI will direct, through Rafferty, the allocation of the Funds' assets among various investment vehicles selected by FPI. Then, Rafferty will implement FPI's allocation decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.

      FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner. FPI provides investment management services to individuals, pension and profit plans and non-profit organizations. Mr. Wagner and Bruce Greig will serve as portfolio managers to the Funds. Mr. Wagner has been President, Director and sole shareholder of FPI since its organization in 1981. Mr. Greig has been an investment adviser at FPI since May 1995.

DISTRIBUTIONS AND TAXES
-----------------------

DISTRIBUTIONS
-------------

      Each Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

      Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
-----

      Each Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code), so that it will not have to pay federal income tax on that part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

      Fund shares are offered only to insurance company separate accounts that fund the Contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to

                                 PROSPECTUS 11
the value of eligible variable annuity or variable life insurance contracts. See the applicable Contract prospectus for a discussion of the federal income tax status of (1) the insurance company separate accounts that purchase and hold Fund shares (Separate Accounts) and (2) the holders of Contracts funded through the Separate Accounts.

      The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for a more detailed discussion. See the applicable Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts. Prospective shareholders are urged to consult their tax advisers.

                                 PROSPECTUS 12

                              MORE INFORMATION ON
                           THE POTOMAC INSURANCE TRUST

STATEMENT OF ADDITIONAL INFORMATION (SAI): The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

CALL OR WRITE TO OBTAIN THE SAI FREE OF CHARGE:

    Write to:  The Potomac Insurance Trust
               P.O. Box 1993
               Milwaukee, Wisconsin  53201-1993

    Call:      (800) 851-0511


These documents and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the EDGAR Database on the SEC's Internet website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds in any jurisdiction in which such an offering may not lawfully be made.

                                                      SEC File Number: 811-09761



                               P R O S P E C T U S


                                  April 9, 2004


                           THE POTOMAC INSURANCE TRUST

                         Enhanced Investment Strategies



                         Evolution VP Managed Bond Fund

                        Evolution VP Managed Equity Fund



                                     Class A



                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                           THE POTOMAC INSURANCE TRUST

                         EVOLUTION VP MANAGED BOND FUND
                        EVOLUTION VP MANAGED EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

This Statement of Additional Information ("SAI") relates to the following two separate investment portfolios ("Funds") of The Potomac Insurance Trust (the "Trust"), a management investment company, or mutual fund:

                         Evolution VP Managed Bond Fund

                        Evolution VP Managed Equity Fund

The Funds are available through variable annuity contracts and variable life insurance policies of certain insurance companies (collectively "Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Statement of Additional Information ("SAI") dated April 9, 2004 is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated April 9, 2004, relating to the Funds. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.

                              Dated: April 9, 2004

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----


TABLE OF CONTENTS.............................................................i

THE POTOMAC INSURANCE TRUST...................................................1

CLASSIFICATION OF THE FUNDS...................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................1

    American Depositary Receipts ("ADRs").....................................1
    Asset-Backed Securities...................................................2
    Bank Obligations..........................................................2
    Corporate Debt Securities.................................................3
    Equities..................................................................3
    Foreign Securities........................................................4
    Illiquid Investments and Restricted Securities............................4
    Indexed Securities........................................................5
    Investments in Other Investment Companies.................................6
    Options, Futures and Other Strategies.....................................6
    Repurchase Agreements....................................................11
    Reverse Repurchase Agreements............................................12
    Short Sales..............................................................12
    Swap Agreements..........................................................12
    U.S. Government Securities...............................................13
    Other Investment Risks and Practices.....................................14

INVESTMENT RESTRICTIONS......................................................16

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................17

MANAGEMENT OF THE TRUST......................................................18

    Trustees and Officers....................................................18
    Investment Adviser and Subadviser........................................22
    Proxy Voting Policies and Procedures.....................................24
    Fund Administrator, Fund Accountant and Custodian........................25
    Distributor..............................................................25
    Distribution Plan........................................................25
    Independent Auditors.....................................................26

DETERMINATION OF NET ASSET VALUE.............................................26

PURCHASES AND REDEMPTIONS....................................................27

    Anti-Money Laundering....................................................27
    Redemption in Kind.......................................................27
    Receiving Payment........................................................27

PERFORMANCE INFORMATION......................................................28

    Total Return Computations................................................28

SHAREHOLDER AND OTHER INFORMATION............................................30

    Shareholder Information..................................................30
    Other Information........................................................30

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES.....................................30

    Dividends and Other Distributions........................................30
    Taxes....................................................................31

FINANCIAL STATEMENTS.........................................................33

                           THE POTOMAC INSURANCE TRUST

The Trust is a Massachusetts business trust organized on December 29, 1999 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty-one separate series. However, this SAI relates only to the Evolution VP Managed Bond Fund and the Evolution VP Managed Equity Fund (collectively, the "Funds").

Each Fund currently offers one class of shares, Class A shares. Class A shares are made available with respect to Contracts and Qualified Plans where the insurance company or Qualified Plan sponsor receives payments at an annual rate of up to 0.25% of the Class A shares average daily net assets for shareholder services. The Class A shares also may be subject to other charges as described in the Contracts' prospectuses or Qualified Plan documents.

                           CLASSIFICATION OF THE FUNDS

Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of it's objective.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
-------------------------------------

Each Fund may invest in ADRs and sell ADRs short. ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Funds.


ASSET-BACKED SECURITIES
-----------------------

The Funds may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

BANK OBLIGATIONS
----------------

MONEY MARKET INSTRUMENTS. The Bond Fund may invest in bankers' acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"). The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund's ability to resell when it deems advisable to do so.

BANKERS' ACCEPTANCES. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

CERTIFICATES OF DEPOSIT ("CDs"). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

COMMERCIAL PAPER. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Bond Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's"), and in other lower quality commercial paper.

CORPORATE DEBT SECURITIES
-------------------------

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

EQUITIES
--------

COMMON STOCKS. Each Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

PREFERRED STOCK. Each Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

WARRANTS AND RIGHTS. Each Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

FOREIGN SECURITIES
------------------

Each Fund may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

Each Fund may purchase and hold illiquid investments. No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Funds' investment advisor, has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

Each Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

Each Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Each Fund may invest in DIAMONDS(SM). DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM ("DJIA").

The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

Each Fund may invest in Nasdaq-100 Index Tracking Stock ("QQQs"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 IndexTM ("Nasdaq 100") and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs, DIAMONDS and QQQs are considered investments in other investment companies discussed below.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. Each Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that a Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities

(whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS
-----------------------------

Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities. During that time, a Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund's limitation on borrowing.

SHORT SALES
-----------

Each Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and
(b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

SWAP AGREEMENTS
---------------

Each Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit
Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. Each Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a

Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that each Fund will have very high portfolio turnover due to the active management of its portfolio. A Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds' performance.

                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except
(1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or
(2) by engaging in repurchase agreements with respect to portfolio securities.

2.  Underwrite securities of any other issuer.

3.  Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Funds may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE FUNDS HAVE ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

EACH FUND HAS ADOPTED THE FOLLOWING NON-FUNDAMENTAL POLICY, WHICH MAY BE CHANGED BY THE VOTE OF THE BOARD WITHOUT SHAREHOLDER APPROVAL:

A Fund shall not hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended ("Code") and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity contracts and/or variable life insurance policies.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Funds.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all of the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Funds, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York, 10110.


INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                          # OF
                                                                       PORTFOLIOS
                                                                         IN FUND
                                      TERM OF         PRINCIPAL          COMPLEX          OTHER
                        POSITION(S) OFFICE AND      OCCUPATION(S)       OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE        BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS           TRUSTEE**    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Lawrence C. Rafferty*   Chairman    Lifetime     Chairman and Chief        12             None
Age: 61                 of the      of Trust     Executive Officer
                        Board of    until        of Rafferty,
                        Trustees    removal or   1997-present; Chief
                                    resignation; Executive Officer
                                    Since 1999   of Rafferty
                                                 Companies, LLC,
                                                 1996-present; Chief
                                                 Executive Officer
                                                 of Rafferty Capital
                                                 Markets, Inc.,
                                                 1995-present.

------------------------------------------------------------------------------------------------------

                                       18

------------------------------------------------------------------------------------------------------
                                                                          # OF
                                                                       PORTFOLIOS
                                                                         IN FUND
                                      TERM OF         PRINCIPAL          COMPLEX          OTHER
                        POSITION(S) OFFICE AND      OCCUPATION(S)       OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE        BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS           TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Jay F. Higgins*         Trustee     Lifetime     Chairman, Bengal          12         Dwango North
Age: 58                             of Trust     Partners,                            America Corp.
                                    until        1998-present (NASD                      (radio,
                                    removal or   Broker-Dealer).                        telephone
                                    resignation;                                     communications)
                                    Since 1999

------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                          # OF
                                                                       PORTFOLIOS
                                                                         IN FUND
                                      TERM OF         PRINCIPAL          COMPLEX          OTHER
                        POSITION(S) OFFICE AND      OCCUPATION(S)       OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE        BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS           TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Daniel J. Byrne         Trustee     Lifetime     President and Chief       12             None
Age: 59                             of Trust     Executive Officer
                                    until        of Byrne Securities
                                    removal or   Inc., 1992-present;
                                    resignation; Trustee, The
                                    Since 1999   Opening Word
                                                 Program, Wyandanch,
                                                 New York.

-----------------------------------------------------------------------------------------------------
Kevin G. Boyle          Trustee     Lifetime     President, Kevin G.       12             None
Age: 54                             of Trust     Boyle Securities,
                                    until        Inc., 1981-present.
                                    removal or
                                    resignation;
                                    Since 2002

-----------------------------------------------------------------------------------------------------
Richard G. Jackson      Trustee     Lifetime     Private Investor.         12             None
Age: 54                             of Trust
                                    until
                                    removal or
                                    resignation;
                                    Since 2003

-----------------------------------------------------------------------------------------------------
Gerald E. Shanley III   Trustee     Lifetime     Business                  12             None
Age: 60                             of Trust     Consultant,
                                    until        1985-present;
                                    removal or   Trustee of Estate
                                    resignation; of Charles S.
                                    Since 1999   Payson,
                                                 1987-present.

-----------------------------------------------------------------------------------------------------

                                      19

OFFICERS
-----------------------------------------------------------------------------------------------------
                                                                         # OF
                                                                      PORTFOLIOS
                                                                        IN FUND
                                     TERM OF         PRINCIPAL          COMPLEX          OTHER
                        POSITION(S) OFFICE AND      OCCUPATION(S)       OVERSEEN      TRUSTEESHIPS/
                        HELD WITH    LENGTH OF     DURING PAST FIVE        BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE      FUND     TIME SERVED         YEARS           TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
Daniel D. O'Neill        Chief       One Year;    Managing Director         N/A            None
Age: 35                  Executive   Since 2003;  of Rafferty,
                         Officer;                 1999-present;
                                                  Portfolio Manager,
                         President   One Year;    Hermitage Capital
                                     Since 1999   Management,
                                                  1998-1999;
                         Secretary   Since 2004   Associate, Akin,
                                                  Gump, Strauss,
                                                  Hauer & Feld, LLP,
                                                  1995-1998 (law
                                                  firm).

------------------------------------------------------------------------------------------------------
Timothy P. Hagan         Vice        One Year;    Vice President of         N/A            None
100 S. Royal Street      President;  Since 2001   Rafferty,
Alexandria, VA 22314     Chief       One Year;    1997-present.
Age: 60                  Financial   From
                         Officer     1999-2001

------------------------------------------------------------------------------------------------------
Philip A. Harding        Senior      One Year;    Vice President of         N/A            None
Age: 59                  Vice        Since 1999   Rafferty,
                         President                1997-present.

------------------------------------------------------------------------------------------------------
Mark D. Edwards          Vice        One Year;    Vice President of         N/A            None
100 S. Royal Street      President;  Since 2002   Rafferty, 1997 to
Alexandria, VA 22314     Chief       One Year;    present.
Age: 45                  Financial   2001-2002;
                         Officer
                         Vice        One Year;
                         President   1999-2001

------------------------------------------------------------------------------------------------------
Jesse J. Noel            Chief       One Year;    Assistant Vice        N/A          None
100 S. Royal Street      Financial   Since 2002   President of
Alexandria, VA 22314     Officer                  Rafferty,
Age: 33                                           2002-present;
                                                  Mutual Fund
                                                  Accountant, U.S.
                                                  Bancorp Fund
                                                  Services, LLC,
                                                  1997-1999.

------------------------------------------------------------------------------------------------------

* Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

** The Potomac Insurance Trust currently consists of 20 separate portfolios, none of which are offered for sale to the public. In addition, the Potomac Funds currently offer for sale to the public 12 portfolios of the 22 currently registered with the SEC.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee did not meet during the most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, Jackson and Shanley. The members of the Qualified Legal Compliance Committee are not "interested" persons of the Trust (as defined in the 1940
Act). The primary responsibility of the Trust's Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report ("Report") made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

The Trustees do not own any shares of the Funds, as the Funds have not commenced operations as of the date of this SAI. The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2003:

---------------------------------------------------------------------------------------------------------
 DOLLAR RANGE OF EQUITY
   SECURITIES OWNED:       INTERESTED TRUSTEES:                   DISINTERESTED TRUSTEES:
---------------------------------------------------------------------------------------------------------
                          Lawrence C.   Jay F.     Kevin G. Boyle  Daniel J.   Richard G.   Gerald E.
                          Rafferty      Higgins                    Byrne       Jackson*     Shanley III
---------------------------------------------------------------------------------------------------------
Evolution VP Managed      $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
Bond Fund
---------------------------------------------------------------------------------------------------------
Evolution VP Managed      $ 0           $ 0        $ 0             $ 0         $ 0          $ 0
Equity Fund
---------------------------------------------------------------------------------------------------------
Aggregate Dollar Range    Over          $ 0        $ 0             $50,000-    $ 0          $ 0
of Equity Securities in   $100,000                                 $100,000
the Potomac Complex**
---------------------------------------------------------------------------------------------------------
*  Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.
** Includes the operation funds of the Potomac Funds.

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended December 31, 2003.

-----------------------------------------------------------------------------------------------------
                                                                                       AGGREGATE
                                                                                     COMPENSATION
                                                PENSION OR          ESTIMATED      FROM THE POTOMAC
                             AGGREGATE      RETIREMENT BENEFITS       ANNUAL          MUTUAL FUND
   NAME OF PERSON,          COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON    COMPLEX PAID TO
      POSITION             FROM THE TRUST   THE TRUST'S EXPENSES    RETIREMENT       THE TRUSTEES
-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lawrence C. Rafferty             $0                  $0                 $0                $0

Jay F. Higgins                   $0                  $0                 $0                $0

DISINTERESTED TRUSTEES

Kevin G. Boyle                   $0                  $0                 $0              $7,500

Daniel J. Byrne                  $0                  $0                 $0              $9,500

Richard G. Jackson*              $0                  $0                 $0                $0

Gerald E. Shanley III            $0                  $0                 $0              $9,500

-----------------------------------------------------------------------------------------------------
*  Mr. Jackson was newly elected to the Board of Trustees on November 11, 2003.

As the Funds were not operational prior to the date of this SAI, no officers own shares of the Funds. In addition, the Funds have no control persons or principal holders as of the date of this SAI.

INVESTMENT ADVISER AND SUBADVISER
---------------------------------

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 2.00% of average daily net assets. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. This arrangement is effective through December 31, 2004. There is no assurance that Rafferty will renew the arrangement after this date.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement between Rafferty and Flexible Plan Investments, Ltd. ("FPI"), FPI, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. Specifically, Rafferty and FPI jointly will manage the Funds' assets. An investment team from Rafferty and FPI jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, FPI will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement FPI's allocation decisions for each Fund by selecting the particular securities that will comprise the asset categories in which a Fund will invest and place all brokerage orders for the purchase and sale of those securities.

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or FPI, as defined under the 1940 Act) and the shareholders of the applicable Fund, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by
(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, FPI or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of each applicable Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by FPI. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of FPI upon termination of the Subadvisory Agreement.

The Advisory and Subadvisory Agreements were approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. In approving the Agreements, the Trustees considered, among other matters: (1) the high quality of services that would be provided by Rafferty and FPI; (2) the representations made by management regarding FPI's proposed services; (3) the primary role of FPI to create an investment program for the Funds and make asset allocations, as well as Rafferty's role to effect the Funds' trades and oversee the management and operations of the Funds; (4) the extensive investment experience and qualifications of the Funds' proposed portfolio managers, Jerry C. Wagner and Bruce Greig; (5) the resources to be dedicated to the Funds by Rafferty and FPI;
(6) the experience of FPI personnel in complying with rules and regulations of the Investment Company Act of 1940 and in Rafferty's oversight responsibilities to ensure that the Funds are in compliance with such regulations and their investment policies; (7) the proposed fee arrangement with Rafferty and FPI and the Funds' overall expense ratio, as well as the proposed voluntary cap on expenses by Rafferty; and (8) the fact that Rafferty does not utilize soft dollar commissions.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

FPI shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, FPI, and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by a Fund, subject to certain restrictions.

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

PROXY VOTING GUIDELINES. In the absence of special circumstances, Rafferty will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for Rafferty to vote proxies so as to promote the long-term economic value of the underlying security. The Guidelines distinguish between Routine and Non-Routine proposals.

In general, routine proposal are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to mergers and acquisitions affecting the company, corporate restructuring, poison pill provisions, and changes in capitalization. These proposals require special consideration by Rafferty, and these decisions are made on a case-by-case basis.

CONFLICTS OF INTEREST. The Guidelines also address procedures to be used by Rafferty when there is a conflict of interest between the interests of Rafferty (or its affiliates) and the interests of the Funds. Each proxy is reviewed by Rafferty to assess the extent to which there may be a material conflict of interest between Rafferty or its affiliates. Rafferty will report to the Funds' Board on any conflict of interest it encounters when voting the Funds' proxies. Rafferty will seek to obtain a written consent from the Board to vote a proxy in a manner contrary to the Funds' stated voting policies.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-800-851-0511 and will be sent within three business days of receipt of a request.

FUND ADMINISTRATOR, FUND ACCOUNTANT AND CUSTODIAN
-------------------------------------------------

U.S. Bancorp Fund Services, LLC (previously known as Firstar Mutual Fund Services, LLC), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the (Administrator") provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the "Administrator", the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on each current Fund's average daily net assets of .10% of the first $200 million, .0875% of the next $500 million of the average daily net assets, and .0625% of the remaining balance. There is no minimum fee. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on each current Fund's average daily net assets of .075% of the first $50 million, .0375% of the next $200 million of the average daily net assets, and .01875% of the remaining balance. There is no minimum fee. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. also serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios. Pursuant to the Custodian Agreement, the Custodian receives an annual fee of .035% per Fund based on each Fund's average daily net assets.

DISTRIBUTOR
-----------

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the continuous offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Mr. Rafferty is an affiliated person of the Distributor.

DISTRIBUTION PLAN
-----------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Class A shares Plan ("Class A Plan") for each Fund. The Class A Plan authorizes each Fund to pay up to 0.25% of Class A average daily net assets to insurance companies in connection with the servicing of Class A shareholders and other service activities. The insurance companies' services may include printing and mailing of Fund prospectuses, statements of additional information, shareholder reports, sales brochures, compensation of insurance company sales personnel, account maintenance services, or other activities that the Board determines are primarily intended to result in the sale of Class A shares. The Plan provides that an insurance company will be compensated regardless of expenses it incurs.

The Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the

Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

INDEPENDENT AUDITORS
--------------------

Ernst & Young, LLP ("E&Y), 233 S. Wacker Drive, Chicago, Illinois 60606 are the independent auditors for the Trust.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds is determined separately daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, or the Nasdaq Stock Market ("Nasdaq"), is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which the Adviser has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

The insurance company separate accounts in which premiums from the Contracts are deposited ("Separate Accounts") may purchase and redeem shares of the Funds on each day the NYSE is open for trading. Purchases and redemptions may be effected based on the amount of premium payments to be invested or surrendered and transfer requests, among other things. No fees are charged to the Separate Accounts when they purchase or redeem shares of the Funds.

ANTI-MONEY LAUNDERING
---------------------

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds' Customer Identification Program, the Funds' Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

REDEMPTION IN KIND
------------------

A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

    A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of a Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

                             PERFORMANCE INFORMATION

Each Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

TOTAL RETURN COMPUTATIONS
-------------------------

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                         n
                                   P(1+T) =ERV

        Where:     P  = a hypothetical initial payment of $1,000
                   T  = average annual total return
                   n  = number of years (either 1, 5 or 10)
                 ERV  = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of a Fund's operations. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions) - The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                                      (n)
                              P(1 + T)   = ATV
                                              (D)

    Where:
              "P"       =  represents  a  hypothetical   initial  investment  of
                           $1,000;
              "T"       =  represents average annual total return;
              "n"       =  represents the number of years; and
              "ATV      =  represents  the  ending  value  of  the  hypothetical
                  (D)"     initial investment after taxes on distributions,  not
                           after  taxes  on  redemption.   Dividends  and  other
                           distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.
                           ATV[subscript](D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment Adviser.


AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions and Redemption) - The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                                      (n)
                              P (1+ T)    = ATV
                                               (DR)

    Where:
              "P"       =  represents  a  hypothetical   initial  investment  of
                           $1,000;
              "T"       =  represents average annual total return;
              "n"       =  represents the number of years; and
              "ATV      =  represents  the  ending   redeemable   value  of  the
                  (DR)"    hypothetical   initial   investment  after  taxes  on
                           distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates.
                           ATV[subscript](DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment Adviser.


Prior to the date of this SAI, the Funds have not been offered to the public and do not have current shareholders.


                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

The Separate Accounts and Qualified Plan sponsors and not the individual Contract or Plan owners are the shareholders of the Funds. However, the Contracts and Qualified Plans may pass through voting rights to the contract owners. Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each Class of each Fund have equal voting rights, except that, in matters affecting only a particular Class or series, only shares of that Class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

OTHER INFORMATION
-----------------

POTENTIAL CONFLICTS. Shares of the Funds may serve as the underlying investments for the separate accounts of unaffiliated insurance companies as well as for both annuity contracts and life insurance policies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Trust does not presently foresee any conflict. However, the Board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more of the Funds. This may require a Fund to sell securities at unfavorable prices.

MASTER/FEEDER STRUCTURE OPTION. The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the
Funds. If permitted by law at that time, the Board may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure. Under the Code, as currently interpreted by the Internal Revenue Service, the Funds may not operate under a master/feeder structure and satisfy the diversification requirements described in the next section.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

TAXES
-----

REGULATED INVESTMENT COMPANY STATUS. Each Fund is treated as a separate corporation for Federal income tax purposes and will seek to qualify for treatment as a regulated investment company under Subchapter M of the Code ("RIC"). Because of the investment strategies of each Fund, there can be no assurance that any Fund will qualify as a RIC. If a Fund so qualifies and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year. If a Fund fails to qualify for treatment as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (c) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to satisfy the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by those Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

ADDITIONAL DIVERSIFICATION REQUIREMENT. Each Fund intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the Diversification Requirements imposed on the Funds, place certain limitations on the assets of each Separate Account -- and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund -- that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Diversification Requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

INCOME FROM FOREIGN SECURITIES. Dividends and interest received by a Fund, and gains realized by a Fund, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information the Funds had not commenced operations.

                           THE POTOMAC INSURANCE TRUST

                            PART C OTHER INFORMATION


ITEM 23.   EXHIBITS

           (a)          Declaration of Trust*

           (b)          By-Laws*

           (c)          Voting trust agreement - None

           (d)(i)       Form  of  Investment   Advisory  Agreement  between  the
                        Potomac Insurance Trust and Rafferty Asset Management, LLC**

               (ii)(A)  Form  of  Investment   Subadvisory   Agreement   between
                        Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC - to be filed

               (ii)(B)  Form  of  Investment   Subadvisory   Agreement   between
                        Portfolio   Strategies,    Inc.   and   Rafferty   Asset
                        Management, LLC - to be filed

               (ii)(C)  Form  of  Investment   Subadvisory   Agreement   between
                        Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC - filed herewith

              (iii) Form of Fund Administration Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

           (e)(i) Form of Distribution Agreement between the Potomac Insurance Trust and Rafferty Capital Markets, LLC**

              (ii)      Form of Dealer Agreement**

              (iii)     Form of Services Agreement**

           (f)          Bonus, profit sharing contracts - None

           (g)(i)       Form  of   Custodian   Agreement   between  the  Potomac
                        Insurance Trust and Firstar Bank Milwaukee, NA**

           (h)(i) Form of Transfer Agent Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

              (ii)      Form of Fund Accounting  Servicing Agreement between the
                        Potomac   Insurance   Trust  and  Firstar   Mutual  Fund
                        Services, LLC**

              (iii)     Form of Participation Agreement**

           (i)          Opinion and consent of counsel - filed herewith

           (j)(i)       Consent of Independent Auditors - filed herewith

              (ii)      Powers of Attorney***

           (k)          None

           (l)          Letter of investment intent**

           (m)(i)       Class A Plan pursuant to Rule 12b-1**

              (ii)      Class B Plan pursuant to Rule 12b-1**

           (n)          Plan pursuant to Rule 18f-3**

           (o)          Reserved

           (p)(i) Code of Ethics for Potomac Insurance Trust and Rafferty Asset Management, LLC**

              (ii) Form of Code of Ethics of Gustafson Baxter Financial Services, Inc. - to be filed

              (iii) Form of Code of Ethics of Portfolio Strategies, Inc. - to be filed

              (iv) Code of Ethics of Flexible Plan Investments, Ltd. - filed herewith

              (v)       Code of Ethics of Rafferty Capital Markets, LLC@

------------

* Incorporated by reference to the Trust's Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999, EDGAR Accession No. 0000898432-99-001184.

** Incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000, EDGAR Accession No. 0000898432-00-000381.

*** Incorporated by reference to the Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 20, 2002, EDGAR Accession No. 0000898432-02-000630.

 @ Incorporated by reference to the Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 5, 2004, EDGAR Accession No. 0000898432-04-000231.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER
           COMMON CONTROL WITH REGISTRANT

           None.

ITEM 25.   INDEMNIFICATION

     Article XI, Section 2 of the Trust's Declaration of Trust provides that:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the

Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

          (i) such Covered Person shall have provided appropriate security for such undertaking,

          (ii) the Trust is insured against losses arising out of any such advance payments, or

          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415,New York, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

     Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

     Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

     Flexible Plan Investments,  Ltd.  ("Flexible  Plan"),  3883 Telegraph Road,
Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

ITEM 27.   PRINCIPAL UNDERWRITER

     (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, Texas Capital Value Funds.

     (b) The director and officers of Rafferty Capital Markets, LLC are:

                              Positions and Offices with          Position and Offices
      Name                          Underwriter                      with Registrant
---------------------         --------------------------         ---------------------
Thomas A. Mulrooney                 President                   Chief Operating Officer

Lawrence C. Rafferty                Director                    Chief Executive Officer,
                                                                Chairman of the Board
                                                                of Trustees

Stephen P. Sprague                  CFO                         Treasurer and Secretary

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, administrator, custodian, subcustodian, or transfer agent.

ITEM 29.   MANAGEMENT SERVICES

     Not applicable.

ITEM 30.   UNDERTAKINGS

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 8, 2004.

                                        POTOMAC INSURANCE TRUST

                                        By: /s/Daniel D. O'Neill
                                            --------------------
                                            Daniel D. O'Neill
                                            Chief Executive Officer
Attest:

/s/ Jesse J. Noel
------------------------------
Jesse J. Noel
Chief Financial Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                  Date

Lawrence C. Rafferty*               Trustee                April 8, 2004
------------------------------
Lawrence C. Rafferty

Jay F. Higgins*                     Trustee                April 8, 2004
------------------------------
Jay F. Higgins

Daniel J. Byrne*                    Trustee                April 8, 2004
------------------------------
Daniel J. Byrne

Kevin G. Boyle*                     Trustee                April 8, 2004
------------------------------
Kevin G. Boyle

Richard Jackson*                    Trustee                April 8, 2004
------------------------------
Richard Jackson

Gerald E. Shanley III*              Trustee                April 8, 2004
------------------------------
Gerald E. Shanley III

/s/ Jesse J. Noel                   Chief Financial        April 8, 2004
------------------------------      Officer
Jesse J. Noel

*By: Daniel D. O'Neill
     -------------------------
     Daniel D. O'Neill, Chief Executive
     Officer and Attorney-In Fact

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER         DESCRIPTION                                              PAGE

(a)            Declaration of Trust*

(b)            By-Laws*

(c)            Voting trust agreement - None

(d)(i)         Form  of  Investment   Advisory  Agreement  between  the  Potomac
               Insurance Trust and Rafferty Asset Management, LLC**

   (ii) (A) Form of Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC - to be filed

   (ii) (B)    Form  of  Investment   Subadvisory  Agreement  between  Portfolio
               Strategies, Inc. and Rafferty Asset Management, LLC - to be filed

   (ii) (C) Form of Investment Subadvisory Agreement between Flexible Plan Investments, Ltd and Rafferty Asset Management, LLC - filed herewith

   (iii) Form of Fund Administration Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

(e)(i) Form of Distribution Agreement between the Potomac Insurance Trust and Rafferty Capital Markets, LLC**

   (ii)        Form of Dealer Agreement**

   (iii)       Form of Services Agreement**

(f)            Bonus, profit sharing contracts - None

(g)(i) Form of Custodian Agreement between the Potomac Insurance Trust and Firstar Bank Milwaukee, NA.**

(h)(i) Form of Transfer Agent Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

   (ii) Form of Fund Accounting Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

   (iii)       Form of Participation Agreement**

(i)            Opinion and consent of counsel - filed herewith

(j)(i)         Consent of Independent Auditors - filed herewith

   (ii)        Powers of Attorney***

(k)            None

(l)            Letter of investment intent**

(m)(i)         Class A Plan pursuant to Rule 12b-1**

   (ii)        Class B Plan pursuant to Rule 12b-1**

(n)            Plan pursuant to Rule 18f-3**

(p)(i) Code of Ethics for Potomac Insurance Trust and Rafferty Asset Management, LLC**

   (ii) Form of Code of Ethics of Gustafson Baxter Financial Services, Inc. - to be filed

   (iii) Form of Code of Ethics of Portfolio Strategies, Inc. - to be filed

   (iv) Code of Ethics of Flexible Plan Investments, Ltd. - filed herewith

   (v)         Code of Ethics of Rafferty Capital Markets, LLC@

------------

* Incorporated by reference to the Trust's Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999, EDGAR Accession No. 0000898432-99-001184.

** Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Securities and
     Exchange    Commission    on   May   9,   2000,    EDGAR    Accession   No.
     0000898432-00-000381.

*** Incorporated by reference to the Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 20, 2002, EDGAR Accession No. 0000898432-02-000630.

@ Incorporated by reference to the Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 5, 2004, EDGAR Accession No. 0000898432-04-000231.